Organization and Nature of Operations (Tables)	9 Months Ended
Sep. 30, 2022
Variable Interest Entity [Line Items]
Schedule of Company's principal subsidiaries, consolidated VIEs and VIEs' subsidiaries

As of September 30, 2022, the Company’s principal subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries are as follows:

	Equity Interest Held	Date of Incorporation or Date of Acquisition	Place of Incorporation	Principal Activities	Notes
Subsidiaries
Leading Ideal HK Limited (“Leading Ideal HK”)	100%	May 15, 2017	Hong Kong, China	Investment holding
Beijing Co Wheels Technology Co., Ltd. (“Wheels Technology”)	100%	December 19, 2017	Beijing, PRC	Technology development and corporate management
Beijing Leading Automobile Sales Co., Ltd.(“Beijing Leading”)	100%	August 6, 2019	Beijing, PRC	Sales and after sales management
Jiangsu Xindian Interactive Sales and Services Co., Ltd. (“Jiangsu XD”)	100%	May 08, 2017	Changzhou, PRC	Sales and after sales management	(i)
Chongqing Lixiang Automobile Co., Ltd. (“Chongqing Lixiang Automobile”)	100%	October 11, 2019	Chongqing, PRC	Manufacturing of automobile and purchase of manufacturing equipment	(ii)
		Date of Incorporation	Place of Incorporation	Principal Activities	Notes
The VIEs
Beijing CHJ Information Technology Co., Ltd. (“Beijing CHJ”)		April 10, 2015	Beijing, PRC	Technology development
Beijing Xindian Transport Information Technology Co., Ltd. (“Xindian Information”)		March 27, 2017	Beijing, PRC	Technology development

Notes:

(i)	Jiangsu XD was Beijing CHJ’s subsidiary before the 2021 Reorganization.
(ii)	Upon the completion of 2021 Reorganization, Beijing CHJ and Leading Ideal HK’s subsidiary each held a 50% equity interest in Chongqing Lixiang Automobile which was previously a wholly owned subsidiary of Beijing CHJ. In March 2022, Beijing CHJ transferred its equity interest of Chongqing Lixiang Automobile to Leading Ideal HK’s subsidiary. Consequently, Chongqing Lixiang Automobile became a wholly owned subsidiary of the Company.